Cover	May 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2025
Registrant Name	H2O America
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8966
Entity Tax Identification Number	77-0066628
Entity Address, Address Line One	110 West Taylor Street,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	279-7800
Entity Information, Former Legal or Registered Name	SJW Group
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	HTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000766829
Current Fiscal Year End Date	--12-31